Shareholders' equity - Reconciliation of movement in number of ordinary shares (Details) - Ordinary shares $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2024 AUD ($) Vote $ / shares shares	Sep. 30, 2023 shares	Sep. 30, 2022 AUD ($) $ / shares shares
Shareholders' equity
Par value | $ / shares	$ 0
Number of votes per ordinary shares | Vote	1
Reconciliation of movement in number of ordinary shares
Opening balance	3,509,076,960	3,501,127,694
Shares issued from dividend reinvestment plan		7,949,266
Share buyback	(67,665,599)
Closing balance	3,441,411,361	3,509,076,960	3,501,127,694
DRP average price per share for final dividend | $ / shares			$ 23.86
Increase in share capital attributable to DRP final dividend | $			$ 192
Amount authorized for repurchase of shares in on-market buy back | $	$ 2,500
Number of shares repurchased and cancelled in an on-market buy back	67,665,599
Value of repurchased and cancelled in on-market buy back | $	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 26.78
Parent Entity
Reconciliation of movement in number of ordinary shares
Opening balance	3,509,076,960	3,501,127,694
Shares issued from dividend reinvestment plan		7,949,266
Share buyback	(67,665,599)
Closing balance	3,441,411,361	3,509,076,960	3,501,127,694
DRP average price per share for final dividend | $ / shares			$ 23.86
Increase in share capital attributable to DRP final dividend | $			$ 192
Amount authorized for repurchase of shares in on-market buy back | $	$ 2,500
Number of shares repurchased and cancelled in an on-market buy back	67,665,599
Value of repurchased and cancelled in on-market buy back | $	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 26.78